Cover	Aug. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2026
Entity File Number	001-41507
Entity Registrant Name	NEXALIN TECHNOLOGY, INC.
Entity Central Index Key	0001527352
Entity Tax Identification Number	27-5566468
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1776 Yorktown
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(832)
Local Phone Number	260-0222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NXL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false